DERIVATIVE FINANCIAL INSTRUMENTS - Hedge Classification (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($) GWh MMBTU	Dec. 31, 2022 USD ($)	Dec. 31, 2022 GWh	Dec. 31, 2022 MMBTU
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	$ 84,119	$ 49,199
Gains (losses) on cash flow hedges, before tax	(754)	2,081
Ineffective Portion	(12)	13
Net investment hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	45,979	35,438
Gains (losses) on hedges of net investments in foreign operations, before tax	(1,200)	2,998
Ineffective Portion	0	0
Cash flow hedges and hedges of net investment in foreign operations [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of derivative positions	130,098	84,637
Gain (loss) on hedge effectiveness recognised in other comprehensive income	(1,954)	5,079
Ineffective Portion	$ (12)	$ 13
Energy commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	98,345		69,902
Energy commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | GWh	28,952		18,133
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives	144,104,000		128,381,000	128,381,000
Natural gas commodity instrument [Member] | Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	49,386,000			67,803,000